Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands		12 Months Ended			36 Months Ended
	Dec. 28, 2018 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 28, 2018 USD ($)
Details of balances with related parties
Current contract assets from associates and joint ventures		€ 35,154	€ 1,939		€ 35,154
Trade payables associates and joint ventures		(731,918)	(628,992)		(731,918)
Other financial assets with other related parties		318,890	220,947		318,890
Net receivable (payable)		571,254	431,344		€ 571,254
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization					0.70%
Contributions to non-profit organization		3,833	3,963	€ 10,344
Remuneration of directors representing shareholders interest		965	965
Biotest Us Corporation and Haema AG
Group transactions with related parties
Consideration on sale of Subsidiary | $						$ 538,014
Consideration for sale of subsidiary | $						538,014
Associates & joint ventures
Details of balances with related parties
Receivables from associates and joint ventures		162,382	131,764		€ 162,382
Current contract assets from associates and joint ventures		3,880			3,880
Trade payables associates and joint ventures		(91)	(3)		(91)
Group transactions with related parties
Net sales		339,170	220,808	10,522
Purchases		(9)	(613)	(459)
Other service expenses		(34)	(2,709)	(15,010)
Finance income			2	783
Dividends paid/received		10,717	2,636	10,156
Total income (expense)		349,844	220,124	5,992
Key management personnel
Details of balances with related parties
Debts with key management personnel		(5,534)	(6,644)		(5,534)
Group transactions with related parties
Remuneration		(13,891)	(15,136)	(17,164)
Total income (expense)		(13,891)	(15,136)	(17,164)
Other related parties
Details of balances with related parties
Loans to other related parties		96,537	89,104		96,537
Other financial assets with other related parties		318,890	220,947		318,890
Payables to other related parties		(4,810)	(3,824)		€ (4,810)
Group transactions with related parties
Other service expenses		(4,343)	(3,963)	(10,344)
Payments for rights of use		(6,300)	(5,332)	(5,137)
Purchase of property, plant and equipment		3,464	7,326
Purchase of property,plant and equipment				(13,500)
Total income (expense)		€ (7,179)	(1,969)	(28,981)
Interest rate on other financial assets		3.75%			3.75%
Board of directors of the Company
Group transactions with related parties
Remuneration		€ (5,316)	(4,417)	(4,966)
Total income (expense)		€ (5,316)	€ (4,417)	€ (4,966)
Scranton Enterprises BV
Details of balances with related parties
Loans to other related parties	€ 82,969					$ 95,000
Scranton Enterprises BV | Variable-interest
Group transactions with related parties
Compensation percentage	2.00%					2.00%
Compensation on loan	EURIBOR